S000009868 [Member] Expense Example - AMG GW&K ESG Bond Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	891
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	$ 649